LEASES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Lease expenses	$ 1,862	$ 1,138	$ 958
Cash paid for lease	$ 1,508